Shareholder Report Holdings in Thousands	12 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	Amendment
Registrant Name	SP Funds Trust
Entity Central Index Key	0001989916
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
SP Funds 2030 Target Date Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	SP Funds 2030 Target Date Fund
Class Name	Investor Shares
Trading Symbol	SPTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SP Funds 2030 Target Date Fund (the "Fund") for the period June 28, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sp-funds.com. You can also request this information by contacting us at (425) 409‑9500 or by contacting the Fund at ShariaPortfolio, 1331 S. International Pkwy Ste 2291, Lake Mary, FL 32746.
Additional Information Phone Number	(425) 409‑9500
Additional Information Website	www.sp-funds.com
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2030 Target Date Fund - Investor Shares	$29	0.85%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Fund Performance Overview

For the period ending October 31, 2024, the SP Funds 2030 Target Date ETF sought a high level of total return in line with its target date of 2030. The fund’s performance was primarily driven by its diversified allocation across global equities and fixed income, adjusting its risk exposure as it approaches the target date. Despite volatility in global markets due to rising interest rates and inflation concerns, the fund maintained steady performance with a focus on long-term growth, benefiting from the strong performance of equities in technology and consumer sectors.

Factors Influencing Performance

The performance of the fund was influenced by the broad market dynamics, including macroeconomic factors such as higher interest rates and persistent inflation, which impacted bond prices. The fund's equity portion benefitted from strong performance in select growth sectors, while its bond exposure faced headwinds due to the rising interest rate environment. As the fund’s target date approaches, the asset allocation gradually shifted toward more conservative investments to reduce volatility, which helped cushion the impact of market fluctuations.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	Since Inception (6/28/2024)
SP Funds 2030 Target Date Fund - Investor Shares	-1.20%
Dow Jones Target 2030 Index	3.80%
S&P 500 Index	4.92%
Bloomberg Global Aggregate Index	3.40%

Performance Inception Date	Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.sp-funds.com for more recent performance information.
Net Assets	$ 2,186,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 2,464
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$2,186
Number of Holdings	6
Total Advisory Fee Paid	$2,464
Annual Portfolio Turnover	13%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Sector Breakdown

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents other assets in excess of liabilities.

Largest Holdings [Text Block]

Top Holdings	(% of net assets)
SP Funds Dow Jones Global Sukuk ETF	41.7
SP Funds S&P 500 Sharia Industry Exclusions ETF	23.4
SP Funds S&P Global REIT Sharia ETF	9.4
SP Funds S&P Global Technology ETF	9.2
SP Funds S&P World (ex-US) ETF	4.6
SPDR Gold Shares	2.5

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
SP Funds 2030 Target Date Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	SP Funds 2030 Target Date Fund
Class Name	Institutional Shares
Trading Symbol	SPTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SP Funds 2030 Target Date Fund (the "Fund") for the period August 29, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sp-funds.com. You can also request this information by contacting us at (425) 409‑9500 or by contacting the Fund at ShariaPortfolio, 1331 S. International Pkwy Ste 2291, Lake Mary, FL 32746.
Additional Information Phone Number	(425) 409‑9500
Additional Information Website	www.sp-funds.com
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2030 Target Date Fund - Institutional Shares	$45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

Fund Performance Overview

For the period ending October 31, 2024, the SP Funds 2030 Target Date ETF sought a high level of total return in line with its target date of 2030. The fund’s performance was primarily driven by its diversified allocation across global equities and fixed income, adjusting its risk exposure as it approaches the target date. Despite volatility in global markets due to rising interest rates and inflation concerns, the fund maintained steady performance with a focus on long-term growth, benefiting from the strong performance of equities in technology and consumer sectors.

Factors Influencing Performance

The performance of the fund was influenced by the broad market dynamics, including macroeconomic factors such as higher interest rates and persistent inflation, which impacted bond prices. The fund's equity portion benefitted from strong performance in select growth sectors, while its bond exposure faced headwinds due to the rising interest rate environment. As the fund’s target date approaches, the asset allocation gradually shifted toward more conservative investments to reduce volatility, which helped cushion the impact of market fluctuations.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	Since Inception (8/29/2024)
SP Funds 2030 Target Date Fund - Institutional Shares	-0.80%
Dow Jones Target 2030 Index	0.43%
S&P 500 Index	2.24%
Bloomberg Global Aggregate Index	-1.79%

Performance Inception Date	Aug. 29, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.sp-funds.com for more recent performance information.
Net Assets	$ 1,526,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 2,464
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$1,526
Number of Holdings	6
Total Advisory Fee Paid	$2,464
Annual Portfolio Turnover	13%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Sector Breakdown

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents other assets in excess of liabilities.

Largest Holdings [Text Block]

Top Holdings	(% of net assets)
SP Funds Dow Jones Global Sukuk ETF	41.7
SP Funds S&P 500 Sharia Industry Exclusions ETF	23.4
SP Funds S&P Global REIT Sharia ETF	9.4
SP Funds S&P Global Technology ETF	9.2
SP Funds S&P World (ex-US) ETF	4.6
SPDR Gold Shares	2.5

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
SP Funds 2040 Target Date Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	SP Funds 2040 Target Date Fund
Class Name	Investor Shares
Trading Symbol	SPTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SP Funds 2040 Target Date Fund (the "Fund") for the period June 28, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sp-funds.com. You can also request this information by contacting us at (425) 409‑9500 or by contacting the Fund at ShariaPortfolio, 1331 S. International Pkwy Ste 2291, Lake Mary, FL 32746.
Additional Information Phone Number	(425) 409‑9500
Additional Information Website	www.sp-funds.com
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2040 Target Date Fund - Investor Shares	$29	0.85%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Fund Performance Overview

For the period ending October 31, 2024, the SP Funds 2040 Target Date ETF pursued its goal of high total return through its 2040 target date. The fund’s performance was influenced by global equity market trends, including robust growth in technology and healthcare sectors, which positively contributed to its overall returns. However, challenges such as inflationary pressures, rising interest rates, and geopolitical uncertainties created periods of volatility. The fund’s diversified portfolio balanced equities with fixed-income assets to manage risk while seeking long-term growth.

Factors Influencing Performance

Performance was impacted by a mix of strong returns from global equity markets, particularly in developed markets, and the challenges presented by the global economic landscape, including rising interest rates and inflation. The equity portion of the fund saw growth in technology and healthcare, while the fixed-income allocation faced headwinds as bond yields rose. The fund's asset allocation continued to shift toward more conservative investments, mitigating some of the risks associated with the more volatile equity markets. The strategic shift aimed to manage risk as the fund moves closer to its 2040 target date.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	Since Inception (6/28/2024)
SP Funds 2040 Target Date Fund - Investor Shares	-4.70%
Dow Jones Target 2040 Index	4.39%
S&P 500 Index	4.92%
Bloomberg Global Aggregate Index	3.40%

Performance Inception Date	Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.sp-funds.com for more recent performance information.
Net Assets	$ 1,087,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 976
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$1,087
Number of Holdings	5
Total Advisory Fee Paid	$976
Annual Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Sector Breakdown

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents other assets in excess of liabilities.

Largest Holdings [Text Block]

Top Holdings	(% of net assets)
SP Funds S&P 500 Sharia Industry Exclusions ETF	39.0
SP Funds S&P Global Technology ETF	37.3
SP Funds S&P World (ex-US) ETF	9.7
SP Funds Dow Jones Global Sukuk ETF	5.0
SP Funds S&P Global REIT Sharia ETF	4.9

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
SP Funds 2040 Target Date Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	SP Funds 2040 Target Date Fund
Class Name	Institutional Shares
Trading Symbol	SPTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SP Funds 2040 Target Date Fund (the "Fund") for the period August 29, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sp-funds.com. You can also request this information by contacting us at (425) 409‑9500 or by contacting the Fund at ShariaPortfolio, 1331 S. International Pkwy Ste 2291, Lake Mary, FL 32746.
Additional Information Phone Number	(425) 409‑9500
Additional Information Website	www.sp-funds.com
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2040 Target Date Fund - Institutional Shares	$8	0.45%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

Fund Performance Overview

For the period ending October 31, 2024, the SP Funds 2040 Target Date ETF pursued its goal of high total return through its 2040 target date. The fund’s performance was influenced by global equity market trends, including robust growth in technology and healthcare sectors, which positively contributed to its overall returns. However, challenges such as inflationary pressures, rising interest rates, and geopolitical uncertainties created periods of volatility. The fund’s diversified portfolio balanced equities with fixed-income assets to manage risk while seeking long-term growth.

Factors Influencing Performance

Performance was impacted by a mix of strong returns from global equity markets, particularly in developed markets, and the challenges presented by the global economic landscape, including rising interest rates and inflation. The equity portion of the fund saw growth in technology and healthcare, while the fixed-income allocation faced headwinds as bond yields rose. The fund's asset allocation continued to shift toward more conservative investments, mitigating some of the risks associated with the more volatile equity markets. The strategic shift aimed to manage risk as the fund moves closer to its 2040 target date.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	Since Inception (8/29/2024)
SP Funds 2040 Target Date Fund - Institutional Shares	-0.93%
Dow Jones Target 2040 Index	0.41%
S&P 500 Index	2.24%
Bloomberg Global Aggregate Index	-1.79%

Performance Inception Date	Aug. 29, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.sp-funds.com for more recent performance information.
Net Assets	$ 459,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 976
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$459
Number of Holdings	5
Total Advisory Fee Paid	$976
Annual Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Sector Breakdown

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents other assets in excess of liabilities.

Largest Holdings [Text Block]

Top Holdings	(% of net assets)
SP Funds S&P 500 Sharia Industry Exclusions ETF	39.0
SP Funds S&P Global Technology ETF	37.3
SP Funds S&P World (ex-US) ETF	9.7
SP Funds Dow Jones Global Sukuk ETF	5.0
SP Funds S&P Global REIT Sharia ETF	4.9

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
SP Funds 2050 Target Date Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	SP Funds 2050 Target Date Fund
Class Name	Investor Shares
Trading Symbol	SPTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SP Funds 2050 Target Date Fund (the "Fund") for the period June 28, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sp-funds.com. You can also request this information by contacting us at (425) 409‑9500 or by contacting the Fund at ShariaPortfolio, 1331 S. International Pkwy Ste 2291, Lake Mary, FL 32746.
Additional Information Phone Number	(425) 409‑9500
Additional Information Website	www.sp-funds.com
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2050 Target Date Fund - Investor Shares	$28	0.85%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Fund Performance Overview

For the period ending October 31, 2024, the SP Funds 2050 Target Date ETF focused on achieving high total returns in line with its 2050 target date. The fund’s performance was characterized by a more growth-oriented approach, with a larger allocation to equities, which benefitted from strong market performance in the technology and energy sectors. However, the global economic environment, including concerns about inflation, interest rate hikes, and geopolitical risks, created some volatility. Despite this, the fund maintained an emphasis on long-term growth potential, taking advantage of market opportunities in global equities.

Factors Influencing Performance

The performance of the fund was driven by the strong performance of global equity markets, especially in technology and energy sectors, which contributed to growth. On the other hand, inflationary pressures and rising interest rates created challenges, particularly in the fixed-income portion of the portfolio, where bond prices were negatively impacted. As a more growth-oriented target date fund, the 2050 ETF maintained a higher equity allocation, which helped to capitalize on long-term growth trends despite short-term market volatility. The asset allocation strategy remained focused on maximizing growth potential while managing risk as the fund continues to evolve toward its 2050 target date.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	Since Inception (6/28/2024)
SP Funds 2050 Target Date Fund - Investor Shares	-6.10%
Dow Jones Target 2050 Index	4.83%
S&P 500 Index	4.92%
Bloomberg Global Aggregate Index	3.40%

Performance Inception Date	Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.sp-funds.com for more recent performance information.
Net Assets	$ 403,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 220
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$403
Number of Holdings	5
Total Advisory Fee Paid	$220
Annual Portfolio Turnover	12%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Sector Breakdown

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents other assets in excess of liabilities.

Largest Holdings [Text Block]

Top Holdings	(% of net assets)
SP Funds S&P 500 Sharia Industry Exclusions ETF	39.1
SP Funds S&P Global Technology ETF	37.4
SP Funds S&P World (ex-US) ETF	9.7
SP Funds Dow Jones Global Sukuk ETF	5.0
SP Funds S&P Global REIT Sharia ETF	4.9

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
SP Funds S&P Global Technology ETF
Shareholder Report [Line Items]
Fund Name	SP Funds S&P Global Technology ETF
Class Name	SP Funds S&P Global Technology ETF
Trading Symbol	SPTE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SP Funds S&P Global Technology ETF (the "Fund") for the period November 30, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sp-funds.com. You can also request this information by contacting us at (425) 409‑9500 or by contacting the Fund at ShariaPortfolio, 1331 S. International Pkwy Ste 2291, Lake Mary, FL 32746.
Additional Information Phone Number	(425) 409‑9500
Additional Information Website	www.sp-funds.com
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds S&P Global Technology ETF	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

Fund Performance Overview

For the period ending October 31, 2024, the S&P 500 Global Technology ETF (SPTE) sought to track the performance of the S&P Global 1200 Shariah Information Technology Capped Index. The fund’s performance was impacted by a combination of global market conditions and sector-specific trends. Strong demand for technology services and products, particularly in areas like artificial intelligence, cloud computing, and cybersecurity, contributed to positive returns. However, broader macroeconomic factors, such as interest rate fluctuations and geopolitical tensions, created volatility, which somewhat restrained the fund’s performance during the period.

Factors Influencing Performance

Key factors influencing the fund’s performance included the technology sector’s resilience amidst economic uncertainty, supported by the rapid expansion of AI and tech innovation. However, inflation concerns, rising interest rates, and global trade challenges led to volatility. The fund’s Shariah-compliant investment strategy also guided its exposure to companies in line with ethical guidelines, which may have limited its exposure to certain high-growth technology stocks. The investment adviser employed a passive management strategy, aiming to closely track the performance of the underlying index while maintaining sector-specific diversification.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	Since Inception (11/30/2023)
SP Funds S&P Global Technology ETF	34.34%
S&P Global 1200 Shariah Information Techology Capped Index	29.12%
S&P 500 Index	26.44%

Performance Inception Date	Nov. 30, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.sp-funds.com for more recent performance information.
Net Assets	$ 39,539,000
Holdings Count | Holdings	97
Advisory Fees Paid, Amount	$ 143,710
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$39,539
Number of Holdings	97
Total Advisory Fee Paid	$143,710
Annual Portfolio Turnover	15%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Sector Breakdown (% of net assets)

Geographic Breakdown (% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents other assets in excess of liabilities.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd.	15.5
NVIDIA Corp.	11.1
Apple, Inc.	10.9
Microsoft Corp.	10.8
SAP SE	4.9
ASML Holding NV	4.8
Broadcom, Inc.	3.3
Shopify, Inc. - Class A	1.8
Keyence Corp.	1.7
Tokyo Electron Ltd.	1.4

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
SP Funds S&P World (ex-US) ETF
Shareholder Report [Line Items]
Fund Name	SP Funds S&P World (ex-US) ETF
Class Name	SP Funds S&P World (ex-US) ETF
Trading Symbol	SPWO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SP Funds S&P World (ex-US) ETF (the "Fund") for the period December 19, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sp-funds.com. You can also request this information by contacting us at (425) 409‑9500 or by contacting the Fund at ShariaPortfolio, 1331 S. International Pkwy Ste 2291, Lake Mary, FL 32746.
Additional Information Phone Number	(425) 409‑9500
Additional Information Website	www.sp-funds.com
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds S&P World (ex-US) ETF	$51	0.55%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

Fund Performance Overview

For the period ending October 31, 2024, the SP Funds S&P World (ex-US) ETF aimed to track the performance of the S&P DM Ex-U.S. & EM 50/50 Shariah Index. The fund’s performance was influenced by both positive and negative global market trends. While developed markets (ex-U.S.) experienced moderate growth, emerging markets faced headwinds due to economic instability and geopolitical concerns. The fund’s Shariah-compliant strategy guided its exposure to regions and companies adhering to ethical investment principles, which provided a unique risk and return profile relative to traditional global equity indices.

Factors Influencing Performance

The fund’s performance was impacted by a combination of global economic factors, including fluctuating interest rates, inflationary pressures, and regional political instability. Developed markets saw steady performance, driven by strong corporate earnings in Europe and Asia. However, emerging markets faced challenges such as slower economic growth and rising geopolitical risks, which affected overall performance. The Shariah investment strategy led to selective exposure to sectors and companies that met ethical guidelines, which may have constrained the fund’s participation in some high-growth but non-compliant sectors. The fund's passive management approach aimed to track the underlying index, balancing exposure to both developed and emerging markets while adhering to Shariah principles.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	Since Inception (12/19/2023)
SP Funds S&P World (ex-US) ETF	14.31%
S&P DM Ex-U.S. & EM 50/50 Shariah Index	14.34%
S&P 500 Index	21.04%

Performance Inception Date	Dec. 19, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.sp-funds.com for more recent performance information.
Net Assets	$ 26,593,000
Holdings Count | Holdings	342
Advisory Fees Paid, Amount	$ 76,318
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$26,593
Number of Holdings	342
Total Advisory Fee Paid	$76,318
Annual Portfolio Turnover	30%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Sector Breakdown (% of net assets)

Geographic Breakdown (% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents other assets in excess of liabilities.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd.	15.0
Meituan	2.8
Novo Nordisk A/S	2.7
ASML Holding NV	2.0
Nestle SA	1.9
SAP SE	1.8
PDD Holdings, Inc.	1.8
Roche Holding AG	1.7
AstraZeneca Plc	1.6
Novartis AG	1.6

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.